Secured Loan Payable (Tables)	12 Months Ended
Dec. 31, 2018
Convertible Promissory Note/Short-Term Bank Loans, Net/Secured Loan Payable [Abstract]
Schedule of secured loans
			December 31,	December 31,
Lender name	Interest rate	Term	2018	2017
China Great Wall Assets Management Co. Ltd. (“China Great Wall”)	Fixed annual rate of 11.0%	From October 29, 2016 to October 28, 2017	$14,510,876	$15,336,412
Hangzhou Jingyuan Investment Management Co., Ltd (“Hangzhou Jingyuan)	Fixed annual rate of 1.29%	From December 28, 2018 to February 27, 2019*	50,889,845	-
Hangzhou Jingyuan Investment Management Co., Ltd	Fixed annual rate of 6.0%	From December 29, 2018 to June 28, 2019	8,723,973	-
Hangzhou Jingyuan Investment Management Co., Ltd	Fixed annual rate of 6.0%	From December 12, 2018 to December 12, 2019	5,088,985	-
			$79,213,679	$15,336,412

*The loan was repaid in the month of January 2019.